Licenses and Goodwill	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Licenses and Goodwill

NOTE 8 LICENSES AND GOODWILL

Changes in U.S. Cellular's licenses and goodwill are presented below. See Note 7—Acquisitions, Divestitures and Exchanges for information regarding transactions which affected licenses and goodwill during the periods.

Licenses
Year Ended December 31,	2010	2009
(Dollars in thousands)
Balance, beginning of year	$1,435,000	$1,433,415
Acquisitions	17,101	15,750
Impairment	—	(14,000)
Other	—	(165)
Balance, end of year	$1,452,101	$1,435,000

Goodwill
Year Ended December 31,	2010	2009
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,279
Accumulated impairment losses in prior periods	—	—
Balance, beginning of period	494,737	494,279
Impairment	—	—
Acquisitions	—	—
Other	—	458
Balance, end of period	$494,737	$494,737

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to licenses and goodwill.

2010 Impairment Assessment

In 2010, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill in the fourth quarter. The assessment resulted in no impairment of goodwill or licenses.

2009 Impairment Assessment

In 2009, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill in the fourth quarter. The assessment resulted in no impairment of goodwill and an impairment loss of $14.0 million on licenses. The entire impairment loss relates to licenses in developed operating markets (built licenses).

2008 Impairment Assessment

In 2008, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill as of April 1. As a result of the deterioration in the credit and financial markets and the decline of the overall economy in the fourth quarter of 2008, U.S. Cellular performed an interim impairment assessment of licenses and goodwill as of December 31, 2008. The assessment resulted in no impairment of goodwill and an impairment loss of $386.7 million on licenses. Of the $386.7 million, $330.6 million related to licenses in developed operating markets (built licenses) and $56.1 million related to licenses that are not being utilized (unbuilt licenses).